Leases - Income and cash flow (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Interest expense on lease liabilities	€ 167	€ 190	€ 69
Expenses relating to short-term-leases		39
Depreciation charge of the year	682	765
Cash outflow for leases	€ (412)	€ (397)